Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 50,396,890	$ 43,107,219
Less: Accumulated depreciation	(18,075,247)	(15,325,132)
Property and equipment, Total	32,321,643	27,782,087
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	18,766,983	18,081,140
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	59,640	50,171
Electronic Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	136,398	122,723
Vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	12,924	38,422
Park Facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 31,420,945	$ 24,814,763